Performance Management - GreenFi Redwood Fund	Jan. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]
The following bar chart shows how the Fund’s investment results have varied from year to year and the following table shows how the Fund’s average annual total returns compared to that of a broad measure of market performance since the Fund’s inception. This information provides some indication of the risks of investing in the Fund. All figures assume distributions were reinvested.  Prior to October 10, 2024, the Fund had a different investment adviser. From the inception of the Fund until October 10, 2024, the Fund paid no management fees to the previous investment adviser.  During this period investors in the Fund were required to be clients of the previous investment adviser.  Advisory clients had the option to pay the previous investment adviser a fee in the amount they believed to be fair ranging from 0% to 2.00% of the value of the account, directly to the previous investment adviser.  On October 10, 2024, the Fund entered into an agreement with the current investment adviser, under which the Fund pays the current investment adviser a management fee of 0.50%.  Investors of the Fund are no longer required to be clients of the investment adviser, nor do they pay advisory fees directly to the investment adviser.  Returns prior to October 10, 2024 are presented below assuming investors paid the maximum advisory fee of 2.00% and assuming investors paid 0%. Keep in mind that future performance may differ from past performance. Also, shareholder reports containing financial and investment return information will be available to shareholders semi-annually. Updated performance information is available at no cost by calling (800) 683-8529 (toll free) or by visiting funds.greenfi.com.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the Fund’s investment results have varied from year to year and the following table shows how the Fund’s average annual total returns compared to that of a broad measure of market performance since the Fund’s inception.
Bar Chart Narrative [Text Block]
Calendar Year Returns
(with 0% assumed management fee reduction for periods prior to October 10, 2024)

Calendar Year Returns
(with 2.00% assumed management fee reduction for periods prior to October 10, 2024)

Bar Chart [Heading]	Calendar Year Returns (with 0% assumed management fee reduction for periods prior to October 10, 2024)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest and Lowest Quarterly Returns (assumed with 0% management fee reduction for periods prior to October 10, 2024)
Highest return for a quarter	29.65%	Quarter ended June 30, 2020
Lowest return for a quarter	-29.73%	Quarter ended March 31, 2020

Highest and Lowest Quarterly Returns (with assumed 2% management fee reduction for periods prior to October 10, 2024)
Highest return for a quarter	27.65%	Quarter ended June 30, 2020
Lowest return for a quarter	-31.73%	Quarter ended March 31, 2020

Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter
Highest Quarterly Return	29.65%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter
Lowest Quarterly Return	(29.73%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).
Performance [Table]
Average Annual Total Returns Periods Ended December 31, 2025	One Year	Five Year	Ten Year	Since Inception*
GreenFi Redwood Fund – Without maximum contribution reduction (with assumed 0.00% management fee reduction for periods prior to October 10, 2024)
Returns Before taxes	17.90%	9.71%	12.75%	12.12%
Returns after taxes on distributions	14.73%	7.89%	10.75%	10.16%
Returns after taxes on distributions and sale of shares	12.81%	7.29%	9.79%	9.26%
GreenFi Redwood Fund – With maximum assumed contribution reduction (with assumed 2.00% management fee reduction for periods prior to October 10, 2024.)
Returns Before taxes	17.90%	8.49%	11.60%	10.99%
Returns after taxes on distributions	14.73%	6.67%	9.60%	9.03%
Returns after taxes on distributions and sale of shares	12.81%	6.07%	8.64%	8.13%
S&P 500 Total Return Index (reflects no deductions for fees and expenses)	17.88%	14.42%	14.81%	14.59%
* The Fund commenced operations on November 16, 2015.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns Periods Ended December 31, 2025
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees and expenses)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Performance Availability Website Address [Text]	funds.greenfi.com
Performance Availability Phone [Text]	(800) 683-8529